THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCKS (95.1%)
BASIC INDUSTRIES (8.7%)
CHEMICALS (2.7%)
Albemarle Corp...................................       261,400   $   4,868,575
Bush Boake Allen, Inc.+..........................       119,500       4,077,937
General Chemical Group, Inc......................        46,100         783,700
Geon Co..........................................       185,900       4,136,275
Minerals Technologies, Inc.......................        20,200         886,275
                                                                  -------------
                                                                     14,752,762
                                                                  -------------

FOREST PRODUCTS & PAPER (1.6%)
Caraustar Industries, Inc........................       190,700       5,083,347
Universal Forest Products, Inc...................       177,300       3,468,431
                                                                  -------------
                                                                      8,551,778
                                                                  -------------
METALS & MINING (4.4%)
Commercial Metals Co.............................       336,900       8,527,781
Mueller Industries, Inc.+........................       390,200       8,901,437
Schnitzer Steel Industries, Inc., Class A........       127,700       2,354,469
Steel Technologies, Inc..........................       250,100       2,071,141
USEC, Inc........................................       145,200       1,969,275
                                                                  -------------
                                                                     23,824,103
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    47,128,643
                                                                  -------------

CONSUMER GOODS & SERVICES (10.5%)
APPARELS & TEXTILES (0.3%)
Ashworth, Inc.+..................................        71,000         408,250
Genesco, Inc.+...................................        16,400          91,225
Interface, Inc...................................        74,200         925,181
                                                                  -------------
                                                                      1,424,656
                                                                  -------------

AUTOMOTIVE (0.8%)
Amcast Industrial Corp...........................        94,200       1,654,387
Sonic Automotive, Inc.+..........................        99,700       2,685,669
                                                                  -------------
                                                                      4,340,056
                                                                  -------------

BROADCASTING & PUBLISHING (1.3%)
Banta Corp.......................................        71,400       1,892,100
Emmis Broadcasting Corp., Class A+...............        43,600       1,496,025

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BROADCASTING & PUBLISHING (CONTINUED)
HA-LO Industries, Inc.+..........................       103,000   $   3,289,562
Journal Register Co.+............................        29,800         482,387
                                                                  -------------
                                                                      7,160,074
                                                                  -------------

EDUCATION (1.0%)
Education Management Corp.+......................        68,300       3,116,187
ITT Educational Services, Inc.+..................        71,300       2,343,987
                                                                  -------------
                                                                      5,460,174
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (1.4%)
Cinar Films Inc., Class B+.......................        82,200       1,839,225
Imax Corp.+......................................       122,100       3,334,856
MGM Grand, Inc.+.................................        37,900         973,556
Steiner Leisure Ltd.+(i).........................        59,625       1,494,352
                                                                  -------------
                                                                      7,641,989
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (0.8%)
American Italian Pasta Co., Class A+.............        63,900       1,613,475
Beringer Wine Estates Holdings, Inc., Class B+...        45,700       1,669,478
Coors (Adolph) Co................................        21,800       1,085,231
                                                                  -------------
                                                                      4,368,184
                                                                  -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.8%)
Bush Industries, Inc., Class A...................       193,800       3,173,475
Stanley Furniture Co., Inc.+.....................        59,900       1,014,556
                                                                  -------------
                                                                      4,188,031
                                                                  -------------

RESTAURANTS & HOTELS (0.9%)
CEC Entertainment, Inc.+.........................        56,500       1,673,812
Extended Stay America, Inc.+.....................       117,800       1,178,000
MeriStar Hotels & Resorts, Inc.+.................        21,679          58,262
Papa John's International, Inc.+.................        40,400       1,695,537
                                                                  -------------
                                                                      4,605,611
                                                                  -------------

RETAIL (3.2%)
Central Garden & Pet Co.+........................        72,100       1,160,359
Columbia Sportwear Co.+..........................        28,100         622,591
Fingerhut Companies, Inc.........................       121,000       1,346,125
Garden Ridge Corp.+..............................       300,700       2,330,425
Lithia Motors, Inc., Class A+....................       124,000       2,135,125
O'Reilly Automotive, Inc.+.......................        16,000         725,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RETAIL (CONTINUED)
PETsMART, Inc.+..................................       162,900   $   1,399,922
School Specialty, Inc.+..........................        24,800         420,050
ShopKo Stores, Inc.+.............................       116,400       3,753,900
Steven Madden Ltd.+(i)...........................        10,700          70,887
Urban Outfitters, Inc.+..........................       214,800       3,027,337
                                                                  -------------
                                                                     16,992,221
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                    56,180,996
                                                                  -------------

ENERGY (2.5%)
GAS EXPLORATION (1.5%)
Devon Energy Corp................................        95,400       3,142,237
Newfield Exploration Co.+........................       122,000       2,379,000
Patterson Energy, Inc.+..........................        25,600         119,200
St. Mary Land & Exploration Co...................        67,600       1,282,287
Tesoro Petroleum Corp.+..........................        91,400       1,216,762
                                                                  -------------
                                                                      8,139,486
                                                                  -------------

OIL-PRODUCTION (0.4%)
Plains Resources, Inc.+..........................        53,600         951,400
Vintage Petroleum, Inc...........................       134,500       1,387,031
                                                                  -------------
                                                                      2,338,431
                                                                  -------------

OIL-SERVICES (0.6%)
Input/Output, Inc.+..............................       150,000       1,228,125
National-Oilwell, Inc.+..........................        93,500         923,312
Smith International, Inc.+.......................        42,400       1,022,900
                                                                  -------------
                                                                      3,174,337
                                                                  -------------
  TOTAL ENERGY...................................                    13,652,254
                                                                  -------------
FINANCE (24.0%)
BANKING (9.6%)
BancorpSouth, Inc................................        31,200         596,700
Bank of Commerce.................................        86,400       1,271,700
Bank United Corp., Class A.......................       150,900       6,649,031
Banknorth Group, Inc.............................       158,300       5,263,475
Colonial BancGroup, Inc..........................       278,800       3,450,150
Commercial Federal Corp..........................        91,049       2,088,436
Community First Bankshares, Inc..................       149,000       3,203,500
FirstFed Financial Corp.+........................       226,800       4,025,700
Flagstar Bancorp, Inc............................       139,700       3,392,091
GBC Bancorp......................................        96,100       2,384,481
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Hamilton Bancorp, Inc.+..........................        32,400   $     833,287
HUBCO, Inc.......................................       122,240       3,304,300
Irwin Financial Corp.............................        29,300         844,206
National Commerce Bancorporation.................       277,100       5,022,437
Prime Bancshares, Inc.+..........................        60,400       1,045,675
Republic Banking Corp. of Florida................        86,000         954,062
Southwest Bancorporation of Texas, Inc.+.........        47,500         853,516
Summit Bancshares, Inc...........................        28,400         553,800
Sun Bancorp, Inc.+...............................        26,972         544,497
TeleBanc Financial Corp.+........................        48,800       1,096,475
Trustco Bank Corp................................        80,729       2,270,499
Westamerica Bancorporation.......................        45,500       1,638,000
                                                                  -------------
                                                                     51,286,018
                                                                  -------------

FINANCIAL SERVICES (2.5%)
Allied Capital Corp..............................        58,500       1,054,828
Amresco, Inc.+...................................       118,600         869,116
ARM Financial Group, Inc.........................        80,100       1,722,150
Hanover Capital Mortgage Holdings, Inc...........           700           3,412
Heller Financial, Inc............................        37,800         989,887
Investors Financial Services Corp................        14,500         835,562
Litchfield Financial Corp........................       141,840       2,544,255
Ocwen Financial Corp.+...........................        37,800         491,400
Waddell & Reed Financial, Inc., Class A..........        49,800       1,188,975
Willis Lease Finance Corp.+......................       189,400       3,586,763
                                                                  -------------
                                                                     13,286,348
                                                                  -------------

INSURANCE (3.7%)
Annuity and Life Re (Holdings) Ltd.(i)...........        99,000       2,521,406
Capital Re Corp..................................       362,900       7,167,275
MONY Group, Inc.+................................        13,400         414,563
RenaissanceRe Holdings Ltd.(i)...................       259,100       9,845,800
                                                                  -------------
                                                                     19,949,044
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (8.2%)
Arden Realty Group, Inc..........................       129,400       2,976,200
Burnham Pacific Properties, Inc..................       245,200       3,156,950
Camden Property Trust............................       101,574       2,609,182

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
CBL & Associates Properties, Inc.................        73,900   $   1,856,738
Charles E. Smith Residential Realty, Inc.........        35,700       1,055,381
Cousins Properties, Inc..........................       126,700       3,911,863
ElderTrust.......................................        43,000         516,000
Federal Realty Investment Trust..................         8,400         201,075
LaSalle Hotel Properties.........................        65,200         876,125
Macerich Co......................................        76,100       2,026,163
Manufactured Home Communities, Inc...............       119,300       2,922,850
Meristar Hospitality Corp........................       172,476       3,352,502
Mills Corp.......................................       205,800       4,411,838
National Golf Properties, Inc....................        81,700       2,359,088
Post Properties, Inc.............................       151,500       5,794,875
Tower Realty Trust, Inc..........................        85,400       1,606,588
Weeks Corp.......................................       148,900       4,262,263
                                                                  -------------
                                                                     43,895,681
                                                                  -------------
  TOTAL FINANCE..................................                   128,417,091
                                                                  -------------

HEALTHCARE (10.3%)
BIOTECHNOLOGY (3.6%)
Applied Analytical Industries, Inc.+.............       161,600       2,929,000
Human Genome Sciences, Inc.+.....................       170,500       5,392,063
IDEC Pharmaceuticals Corp.+......................        78,600       2,647,838
Incyte Pharmaceuticals, Inc......................        78,400       2,459,800
Millennium Pharmaceuticals, Inc.+................        96,200       1,954,063
SangStat Medical Corp.+..........................       174,000       4,176,000
                                                                  -------------
                                                                     19,558,764
                                                                  -------------

HEALTH SERVICES (3.0%)
Alternative Living Services, Inc.+...............       104,429       2,806,529
IDX Systems Corp.+...............................        19,000         784,344
Lifeline Systems, Inc.+..........................        22,100         571,838
Mariner Post-Acute Network, Inc.+................       131,400         566,663
Monarch Dental Corp.+............................        96,500       1,085,625
Pediatrix Medical Group, Inc.+...................        63,400       3,403,788
ProMedCo Management Co.+.........................        40,000         210,000
Renal Care Group, Inc.+..........................       104,600       2,820,931
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HEALTH SERVICES (CONTINUED)
Sierra Health Services, Inc.+....................       112,200   $   2,566,575
Sunrise Assisted Living, Inc.+...................        28,700       1,238,584
                                                                  -------------
                                                                     16,054,877
                                                                  -------------

MEDICAL SUPPLIES (2.9%)
CONMED Corp.+....................................        60,200       1,640,450
Endocardial Solutions, Inc.+.....................        73,600         487,600
Focal, Inc.+.....................................        67,700         564,872
Kensey Nash Corp.+...............................       215,400       1,925,138
Medtronic, Inc...................................             1              68
ResMed, Inc.+....................................        36,800       1,253,500
Sola International, Inc.+........................       130,600       2,073,275
Ventana Medical Systems, Inc.+...................       330,900       7,186,734
Vital Signs, Inc.................................        30,700         519,981
                                                                  -------------
                                                                     15,651,618
                                                                  -------------

PHARMACEUTICALS (0.8%)
Kos Pharmaceuticals, Inc.+.......................       160,900       1,156,469
Ligand Pharmaceuticals, Class B+.................       239,800       2,405,494
U.S. Bioscience, Inc.+...........................        79,100         598,194
                                                                  -------------
                                                                      4,160,157
                                                                  -------------
  TOTAL HEALTHCARE...............................                    55,425,416
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (8.5%)
BUILDING MATERIALS (0.7%)
Comfort Systems USA, Inc.+.......................        80,800       1,515,000
Service Experts, Inc.+...........................        77,600       2,298,900
                                                                  -------------
                                                                      3,813,900
                                                                  -------------

CAPITAL GOODS (3.2%)
ABC Rail Products Corp.+.........................        77,200         969,825
Applied Power, Inc., Class A.....................        54,400       1,938,000
IDEX Corp........................................       160,800       4,351,650
MagneTek, Inc.+..................................       257,200       2,925,650
Modine Manufacturing Co..........................        91,900       3,351,478
Shaw Group, Inc.+................................       117,900       1,046,363
Wabash National Corp.............................       137,500       2,578,125
                                                                  -------------
                                                                     17,161,091
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMERCIAL SERVICES (0.8%)
Pinkertons, Inc.+................................       110,700   $   2,214,000
Source Information Management Co.+...............        39,100         289,584
Wackenhut Corrections Corp.+.....................        60,000       1,620,000
                                                                  -------------
                                                                      4,123,584
                                                                  -------------

CONSTRUCTION & HOUSING (1.2%)
D.R. Horton, Inc.................................       335,300       6,328,788
                                                                  -------------

DIVERSIFIED MANUFACTURING (1.0%)
Intermet Corp....................................       386,800       5,318,500
                                                                  -------------

ELECTRICAL EQUIPMENT (0.6%)
Anixter International, Inc.+.....................       184,600       3,045,900
                                                                  -------------

MACHINERY (0.2%)
Sauer, Inc.......................................       106,100         994,688
                                                                  -------------

MANUFACTURING (0.1%)
Rock of Ages Corp.+..............................        49,000         606,375
                                                                  -------------
PACKAGING & CONTAINERS (0.3%)
Ivex Packaging Corp.+............................        70,700       1,378,650
                                                                  -------------

POLLUTION CONTROL (0.4%)
Tetra Technologies, Inc.+........................       178,900       2,258,613
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    45,030,089
                                                                  -------------
TECHNOLOGY (19.3%)
AEROSPACE (1.6%)
L-3 Communications Holdings, Inc.+...............        49,200       2,293,950
Orbital Sciences Corp.+..........................       164,600       6,295,950
                                                                  -------------
                                                                      8,589,900
                                                                  -------------

COMPUTER PERIPHERALS (3.2%)
Bolder Technologies Corp.+.......................        64,600         579,381
HMT Technology Corp.+............................       309,300       3,527,953
Hutchinson Technology, Inc.+.....................        77,000       2,384,594
Maxtor Corp.+....................................       337,000       4,675,875
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMPUTER PERIPHERALS (CONTINUED)
Pinnacle Systems, Inc.+..........................        96,000   $   3,222,000
Proxim, Inc.+....................................       120,400       2,739,100
                                                                  -------------
                                                                     17,128,903
                                                                  -------------

COMPUTER SOFTWARE (5.5%)
Aspect Development, Inc.+........................       108,300       3,631,434
Aspen Technologies, Inc.+........................       158,100       2,208,459
BroadVision, Inc.+...............................        96,500       2,572,328
HNC Software, Inc.+..............................        71,900       2,374,947
Legato Systems, Inc.+............................        48,000       2,293,500
Macromedia, Inc.+................................       110,000       3,069,688
MAPICS, Inc.+....................................       194,100       3,712,163
MicroStrategy, Inc.+.............................        81,500       1,828,656
New Era of Networks, Inc.+.......................        17,800       1,316,088
Transaction Systems Architects, Inc., Class A+...        71,400       2,726,588
TSI International Software Ltd.+(i)..............        21,200         781,088
Visio Corp.+.....................................        79,800       2,817,938
                                                                  -------------
                                                                     29,332,877
                                                                  -------------

COMPUTER SYSTEMS (1.1%)
Avid Technology, Inc.+...........................       103,800       2,474,981
Equant NV-NY Registered Shares+(i)...............        21,900       1,235,981
Quickturn Design System, Inc.+...................       129,400       1,443,619
Radiant Systems, Inc.+...........................       100,500         709,781
                                                                  -------------
                                                                      5,864,362
                                                                  -------------

INFORMATION PROCESSING (2.7%)
CNET, Inc.+......................................        28,300       1,493,709
Computer Literacy, Inc.+.........................        12,400         199,175
Condor Technology Solutions, Inc.+...............       185,600       1,809,600
CSG Systems International, Inc.+.................        57,400       3,612,613
Exodus Communications, Inc.+.....................       104,200       3,510,238
Metro Information Services, Inc.+................        80,300       2,102,856
Pegasus Systems, Inc.+...........................        68,600       1,504,913
Visual Networks, Inc.+...........................        15,600         540,150
                                                                  -------------
                                                                     14,773,254
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SEMICONDUCTORS (3.5%)
8 x 8, Inc.+.....................................        51,100   $     148,509
Applied Mircro Circuits Corp.+...................        68,900       2,310,303
ATMI, Inc.+......................................       153,500       2,921,297
Cognex Corp.+....................................        55,800         918,956
Cypress Semiconductor Corp.+.....................       135,800       1,383,463
Exar Corp.+......................................        81,800       1,431,500
Integrated Device Technology, Inc.+..............       241,900       1,428,722
Integrated Silicon Solution, Inc.+...............       119,000         390,469
SDL, Inc.+.......................................       118,900       2,652,956
SIPEX Corp.+.....................................        84,500       2,740,969
Veeco Instruments, Inc.+.........................        70,000       2,563,750
                                                                  -------------
                                                                     18,890,894
                                                                  -------------
TELECOMMUNICATIONS-EQUIPMENT (1.7%)
ANTEC Corp.+.....................................       109,400       2,030,738
Davox Corp.+.....................................        23,400         167,456
Excel Switching Corp.+...........................       144,100       3,755,606
Glenayre Technologies, Inc.+.....................       248,100       1,542,872
PairGain Technologies, Inc.+.....................       115,700       1,175,078
Tekelec+.........................................        32,300         500,650
                                                                  -------------
                                                                      9,172,400
                                                                  -------------
  TOTAL TECHNOLOGY...............................                   103,752,590
                                                                  -------------

TELECOMMUNICATIONS (2.6%)
TELECOMMUNICATION SERVICES (2.6%)
Concentric Network Corp.+........................       200,900       5,713,094
Global Crossing Ltd.+(i).........................        64,400       2,443,175
Premiere Technologies, Inc.+.....................        23,100         114,778
RCN Corp.+.......................................        34,000         584,375
SkyTel Communications, Inc.+.....................       143,200       2,980,350
Teligent, Inc., Class A+.........................        65,400       2,060,100
                                                                  -------------
  TOTAL TELECOMMUNICATIONS.......................                    13,895,872
                                                                  -------------

TRANSPORTATION (1.9%)
RAILROADS (0.2%)
Genesee & Wyoming Inc., Class A+.................        85,600       1,265,275
                                                                  -------------

TRANSPORT & SERVICES (0.4%)
C.H. Robinson Worldwide, Inc.....................        85,600       1,926,000
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

TRUCK & FREIGHT CARRIERS (1.3%)
Allied Holdings, Inc.+...........................       142,300   $   2,170,075
American Freightways Corp.+......................        67,900         606,856
Jevic Transportation, Inc.+......................        23,100         176,859
Werner Enterprises, Inc..........................       252,925       4,125,839
                                                                  -------------
                                                                      7,079,629
                                                                  -------------
  TOTAL TRANSPORTATION...........................                    10,270,904
                                                                  -------------

UTILITIES (6.8%)
ELECTRIC (2.2%)
Central Hudson Gas & Electric Corp...............       139,500       5,641,031
Cleco Corporation................................       181,700       6,211,869
                                                                  -------------
                                                                     11,852,900
                                                                  -------------

NATURAL GAS (2.5%)
Atmos Energy Corp................................       183,700       5,625,813
Indiana Energy, Inc..............................             3              75
Public Service Company of North Carolina, Inc....        69,900       1,699,444
Wicor, Inc.......................................       279,000       6,103,125
                                                                  -------------
                                                                     13,428,457
                                                                  -------------

TELEPHONE (1.3%)
Intermedia Communications, Inc.+.................        45,800         791,481
ITC DeltaCom, Inc................................        32,200         509,163
MetroNet Communications Corp., Class B+..........       171,100       4,528,803
NEXTLINK Communications, Inc., Class A+..........        30,200         917,325
                                                                  -------------
                                                                      6,746,772
                                                                  -------------

WATER (0.8%)
American States Water Co.........................        52,800       1,491,600
E'Town Corp......................................        61,500       2,590,688
                                                                  -------------
                                                                      4,082,288
                                                                  -------------
  TOTAL UTILITIES................................                    36,110,417
                                                                  -------------
  TOTAL COMMON STOCKS (COST $498,179,906)........                   509,864,272
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
SHORT-TERM INVESTMENTS (4.9%)
REPURCHASE AGREEMENT (4.9%)
Goldman Sachs Repurchase Agreement 5.10% dated
  11/30/98 due 12/01/98, proceeds $26,509,755
  (collateralized by $24,517,000 U.S. Treasury
  Bond, 6.00% due 02/15/26, valued at
  $27,036,260) (cost $26,506,000)................  $ 26,506,000   $  26,506,000
                                                                  -------------
TOTAL INVESTMENTS (COST $524,685,906) (100.0%).................
                                                                    536,370,272
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)...................
                                                                      3,196,904
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 539,567,176
                                                                  -------------
                                                                  -------------

------------------------------
Note: Based on the cost of investments of $531,800,324 for federal income tax purposes at November 30, 1998, the aggregate gross unrealized appreciation and depreciation was $69,068,338 and $64,498,390, respectively, resulting in net unrealized appreciation of $4,569,948.

+ Non-income producing security.

(i) Foreign security.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $524,685,906 )          $536,370,272
Cash                                                        389
Receivable for Investments Sold                       4,773,155
Dividends Receivable                                    406,041
Interest Receivable                                       3,755
Prepaid Trustees' Fees                                    2,711
Prepaid Expenses and Other Assets                         1,609
                                                   ------------
    Total Assets                                    541,557,932
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,632,723
Advisory Fee Payable                                    267,953
Custody Fee Payable                                      64,735
Administrative Services Fee Payable                      12,427
Fund Services Fee Payable                                   514
Accrued Expenses                                         12,404
                                                   ------------
    Total Liabilities                                 1,990,756
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $539,567,176
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                  $  3,825,513
Interest Income                                                       592,805
                                                                 ------------
    Investment Income                                               4,418,318
EXPENSES
Advisory Fee                                       $ 1,756,798
Custodian Fees and Expenses                            133,545
Administrative Services Fee                             83,005
Professional Fees and Expenses                          23,921
Fund Services Fee                                        8,099
Administration Fee                                       5,118
Trustees' Fees and Expenses                              4,842
Printing Expenses                                        4,344
Insurance Expense                                        3,454
Miscellaneous                                              101
                                                   -----------
    Total Expenses                                                  2,023,227
                                                                 ------------
NET INVESTMENT INCOME                                               2,395,091
NET REALIZED LOSS ON INVESTMENTS                                  (47,659,676)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     (66,188,699)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $(111,453,284)
                                                                 ------------
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                     NOVEMBER 30,      FOR THE FISCAL
                                                         1998            YEAR ENDED
                                                     (UNAUDITED)        MAY 31, 1998
                                                   ----------------   ----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     2,395,091    $      7,007,518
Net Realized Loss on Investments                       (47,659,676)        248,748,288
Net Change in Unrealized Appreciation of
  Investments                                          (66,188,699)        (57,304,380)
                                                   ----------------   ----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       (111,453,284)        198,451,426
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          111,312,655         244,010,077
Withdrawals                                           (142,056,673)       (830,979,636)
                                                   ----------------   ----------------
    Net Decrease from Investors' Transactions          (30,744,018)       (586,969,559)
                                                   ----------------   ----------------
    Total Decrease in Net Assets                      (142,197,302)       (388,518,133)
NET ASSETS
Beginning of Period                                    681,764,478       1,070,282,611
                                                   ----------------   ----------------
End of Period                                      $   539,567,176    $    681,764,478
                                                   ----------------   ----------------
                                                   ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                       FOR THE PERIOD
                                                                                                       JULY 19, 1993
                                               FOR THE                                                (COMMENCEMENT OF
                                          SIX MONTHS ENDED      FOR THE FISCAL YEAR ENDED MAY 31,       OPERATIONS)
                                          NOVEMBER 30, 1998   --------------------------------------      THROUGH
                                             (UNAUDITED)        1998      1997      1996      1995      MAY 31, 1994
                                          -----------------   --------  --------  --------  --------  ----------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                  0.69%(a)          0.68%     0.68%     0.67%     0.71%       0.72%(a)
  Net Investment Income                         0.82%(a)          0.68%     0.92%     1.33%     1.21%       0.99%(a)
Portfolio Turnover                                27%               96%       98%       93%       75%         97%+

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30,1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The portfolio's investment objective is to provide a high total return from a portfolio of small company stocks. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio's custodian or designated sub custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30,1998
--------------------------------------------------------------------------------

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998 the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc.("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the six months ended November 30, 1998, such fees amounted to $1,756,798.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $5,118.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $83,005.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $8,099 for the six months ended November 30, 1998.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30,1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the portfolio, J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1998 were as follows:

             COST OF        PROCEEDS
            PURCHASES      FROM SALES
          -------------   ------------
          $ 103,526,438   $ 77,270,105

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

28